Disaggregated Revenue (Details) - Schedule of Disaggregated Revenue	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 251,979,875	$ 32,198,198	$ 84,485,339	$ 144,151,979
Percentage of disaggregated revenue	100.00%	100.00%	100.00%	100.00%
Disaggregated cost of revenue	$ 187,920,609	$ 24,012,651	$ 60,078,321	$ 107,224,193
Percentage of disaggregated cost of revenue	100.00%	100.00%	100.00%	100.00%
Construction management and engineering design services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 230,970,927	$ 29,513,657	$ 77,483,493	$ 141,471,098
Percentage of disaggregated revenue	91.70%	91.70%	91.70%	98.10%
Disaggregated cost of revenue	$ 176,780,306	$ 22,589,134	$ 56,694,345	$ 105,193,673
Percentage of disaggregated cost of revenue	94.10%	94.10%	94.40%	98.10%
Maintenance services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 7,028,760	$ 898,141	$ 1,542,361	$ 2,680,881
Percentage of disaggregated revenue	2.80%	2.80%	1.80%	1.90%
Disaggregated cost of revenue	$ 2,466,118	$ 315,123	$ 943,812	$ 2,030,520
Percentage of disaggregated cost of revenue	1.30%	1.30%	1.50%	1.90%
Asset management services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 5,990,000	$ 765,407	$ 2,893,668
Percentage of disaggregated revenue	2.30%	2.30%	3.40%
Disaggregated cost of revenue	$ 3,939,293	$ 503,366	$ 1,137,204
Percentage of disaggregated cost of revenue	2.10%	2.10%	1.90%
Professional consultancy services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 7,990,188	$ 1,020,993	$ 2,565,817
Percentage of disaggregated revenue	3.20%	3.20%	3.10%
Disaggregated cost of revenue	$ 4,734,892	$ 605,028	$ 1,302,960
Percentage of disaggregated cost of revenue	2.50%	2.50%	2.20%